UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21905

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                             120 East Liberty Drive
                                WHEATON, IL 60187
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2008 (UNAUDITED)

  PRINCIPAL
   VALUE
   (LOCAL                                                                                  STATED       VALUE
  CURRENCY)                               DESCRIPTION                            COUPON   MATURITY   (US DOLLARS)
-------------   --------------------------------------------------------------   ------   --------   ------------
BONDS AND NOTES (b) - 67.5%
                ARGENTINA - 1.4%
    2,230,000   Republic of Argentina (USD) ..................................    7.00%   04/17/17   $  1,336,462
      169,615   Republic of Argentina (USD) ..................................    8.28%   12/31/33         97,316
                                                                                                     ------------
                                                                                                        1,433,778
                                                                                                     ------------
                BRAZIL - 7.5%
    3,420,000   Brazil NTN - B Note (BRL) ....................................    6.00%   08/15/10      3,009,367
      580,000   Dasa Finance Corp. (USD) .....................................    8.75%   05/29/18        485,750
      470,000   Independencia International Ltd. (USD) .......................    9.88%   05/15/15        390,100
      430,000   Independencia International Ltd. (USD) .......................    9.88%   01/31/17        356,900
    1,000,000   Isa Capital do Brasil S.A. (USD) .............................    7.88%   01/30/12        962,500
      970,000   Nota do Tesouro Nacional (BRL) ...............................   10.00%   01/01/17        399,799
      630,000   Odebrecht Finance Ltd. (USD) .................................    7.50%   10/18/17        562,275
    1,450,000   Republic of Brazil (USD) .....................................    7.13%   01/20/37      1,497,125
                                                                                                     ------------
                                                                                                        7,663,816
                                                                                                     ------------
                CHINA - 1.0%
      470,000   Parkson Retail Group Ltd. (USD) ..............................    7.88%   11/14/11        480,575
      540,000   Parkson Retail Group Ltd. (USD) ..............................    7.13%   05/30/12        502,200
                                                                                                     ------------
                                                                                                          982,775
                                                                                                     ------------
                COLOMBIA - 1.8%
      300,000   EEB International Ltd. (USD) .................................    8.75%   10/31/14        292,350
3,140,000,000   Republic of Colombia (COP) ...................................   12.00%   10/22/15      1,509,059
                                                                                                     ------------
                                                                                                        1,801,409
                                                                                                     ------------
                DOMINICAN REPUBLIC - 2.8%
      820,000   Cerveceria Nacional Dominica (USD) (c) .......................   16.00%   03/27/12        676,500
    1,049,258   Dominican Republic (USD) .....................................    9.04%   01/23/18      1,012,534
    1,310,000   Dominican Republic (USD) .....................................    8.63%   04/20/27      1,146,250
                                                                                                     ------------
                                                                                                        2,835,284
                                                                                                     ------------
                ECUADOR - 2.4%
      730,000   Republic of Ecuador (USD) ....................................    9.38%   12/15/15        616,850
    1,460,000   Republic of Ecuador (USD) (d) ................................   10.00%   08/15/30      1,065,800
      811,920   Republic of Ecuador (USD) ....................................   12.00%   11/15/12        734,788
                                                                                                     ------------
                                                                                                        2,417,438
                                                                                                     ------------
                EGYPT - 2.0%
    2,140,000   Egypt Government Bond (EGP) ..................................    9.10%   09/20/12        366,916
    4,500,000   Egypt Treasury Bill (EGP) ....................................    0.00%   11/18/08        810,041
    4,900,000   Egypt Treasury Bill (EGP) ....................................    0.00%   05/05/09        829,390
                                                                                                     ------------
                                                                                                        2,006,347
                                                                                                     ------------
                EL SALVADOR - 2.1%
      450,000   Republic of El Salvador (USD) ................................    8.25%   04/10/32        456,750
    1,710,000   Republic of El Salvador (USD) ................................    7.65%   06/15/35      1,684,350
                                                                                                     ------------
                                                                                                        2,141,100
                                                                                                     ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  PRINCIPAL
   VALUE
   (LOCAL                                                                                  STATED       VALUE
  CURRENCY)                               DESCRIPTION                            COUPON   MATURITY   (US DOLLARS)
-------------   --------------------------------------------------------------   ------   --------   ------------
BONDS AND NOTES (b) - (CONTINUED)
                GABON - 1.3%
    1,480,000   Gabonese Republic (USD) ......................................    8.20%   12/12/17   $  1,373,114
                                                                                                     ------------
                GEORGIA - 1.2%
    1,510,000   Republic of Georgia (USD) ....................................    7.50%   04/15/13      1,279,725
                                                                                                     ------------
                GHANA - 0.7%
      920,000   Republic of Ghana (USD) ......................................    8.50%   10/04/17        777,357
                                                                                                     ------------
                INDONESIA - 6.9%
      380,000   Empire Capital Resources Pte. Ltd. (USD) .....................    9.38%   12/15/11        387,681
7,400,000,000   Indonesian Government (IDR) ..................................   11.00%   12/15/12        737,989
  650,000,000   Indonesian Government (IDR) ..................................   12.50%   03/15/13         67,939
4,900,000,000   Indonesian Government (IDR) ..................................    9.00%   09/15/13        445,449
    1,740,000   Indonesian Government (IDR) ..................................    6.75%   03/10/14      1,688,070
1,850,000,000   Indonesian Recapitalization Bond (IDR) .......................   13.40%   02/15/11        199,829
9,350,000,000   Indonesian Recapitalization Bond (IDR) .......................   13.45%   08/15/11      1,010,274
2,500,000,000   Indonesian Recapitalization Bond (IDR) .......................   13.18%   07/15/12        267,907
      700,000   Majapahit Holding B.V. (USD) .................................    7.75%   10/17/16        621,978
      670,000   Majapahit Holding B.V. (USD) .................................    7.25%   06/28/17        591,041
      350,000   MGTI Finance Company, Ltd. (USD) .............................    8.38%   09/15/10        349,785
      210,000   Republic of Indonesia (USD) ..................................    6.88%   03/09/17        196,293
      200,000   Republic of Indonesia (USD) ..................................    6.88%   01/17/18        184,260
      370,000   Republic of Indonesia (USD) ..................................    8.50%   10/12/35        368,311
                                                                                                     ------------
                                                                                                        7,116,806
                                                                                                     ------------
                KAZAKHSTAN - 0.9%
    1,000,000   Halyk Savings Bank of Kazakhstan (USD) .......................    8.13%   10/07/09        908,990
                                                                                                     ------------
                MEXICO - 5.3%
      140,000   Desarrolladora Homex SA (USD) ................................    7.50%   09/28/15        123,900
      941,460   Mexico Cetes (MXN) ...........................................    0.00%   10/23/08         85,645
    9,240,000   Mexico Cetes (MXN) ...........................................    0.00%   11/06/08        837,611
    8,200,000   Mexican Bonos Desarr Fixed Rate Bond (MXN) ...................    7.25%   12/15/16        699,847
    6,090,000   Mexican Bonos Desarr Fixed Rate Bond (MXN) ...................   10.00%   12/05/24        633,435
   15,260,000   Mexican Bonos Desarr Fixed Rate Bond (MXN) ...................   10.00%   11/20/36      1,619,110
      600,000   Mexician Republic (USD) ......................................    8.30%   08/15/31        708,540
      800,000   Pemex Project Funding Master Trust (USD) .....................    6.63%   06/15/38        729,040
                                                                                                     ------------
                                                                                                        5,437,128
                                                                                                     ------------
                NIGERIA - 2.0%
      790,000   GTB Finance B.V. (USD) .......................................    8.50%   01/29/12        720,875
  174,000,000   KfW International Finance (NGN) ..............................    8.50%   01/18/11      1,332,972
                                                                                                     ------------
                                                                                                        2,053,847
                                                                                                     ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  PRINCIPAL
   VALUE
   (LOCAL                                                                                  STATED       VALUE
  CURRENCY)                               DESCRIPTION                            COUPON   MATURITY   (US DOLLARS)
-------------   --------------------------------------------------------------   ------   --------   ------------
BONDS AND NOTES (b) - (CONTINUED)
                PANAMA - 2.2%
    1,940,000   Republic of Panama (USD) .....................................    8.88%   09/30/27   $  2,266,793
                                                                                                     ------------
                PERU - 2.1%
      800,000   Peru Bono Soberano (PEN) .....................................    8.60%   08/12/17        270,189
    6,040,000   Peru Bono Soberano (PEN) .....................................    7.84%   08/12/20      1,933,367
                                                                                                     ------------
                                                                                                        2,203,556
                                                                                                     ------------
                PHILIPPINES - 2.5%
      100,000   Republic of Philippines (USD) ................................    8.00%   01/15/16        105,750
      330,000   Republic of Philippines (USD) ................................    9.38%   01/18/17        387,979
      620,000   Republic of Philippines (USD) ................................   10.63%   03/16/25        829,807
      970,000   Republic of Philippines (USD) ................................    9.50%   02/02/30      1,195,525
                                                                                                     ------------
                                                                                                        2,519,061
                                                                                                     ------------
                RUSSIA - 7.2%
      730,000   Alfa Bond ISS (USD) (c) ......................................    8.64%   02/22/17        525,892
      390,000   Evraz Group S.A. (USD) .......................................    8.88%   04/24/13        328,575
      780,000   Evraz Group S.A. (USD) .......................................    8.25%   11/10/15        577,200
   10,400,000   GPB Eurobond Finance PLC (RUB) ...............................    7.25%   02/22/10        366,241
    1,000,000   Mobile Telesystems Finance (USD) .............................    8.38%   10/14/10        930,700
   36,253,364   Red Arrow International Leasing PLC (RUB) ....................    8.38%   06/30/12      1,354,559
      350,000   RS Finance (RSB) (USD) .......................................    7.50%   10/07/10        224,875
    2,070,000   RSHB Capital S.A. (USD) ......................................    7.75%   05/29/18      1,569,371
      560,000   Transcapitalinvest, Ltd. (USD) ...............................    8.70%   08/07/18        493,976
    1,000,000   UBS Luxembourg (USD) .........................................    8.00%   02/11/10        941,510
                                                                                                     ------------
                                                                                                        7,312,899
                                                                                                     ------------
                SERBIA - 0.7%
      840,000   Republic of Serbia (USD) (d) .................................    3.75%   11/01/24        708,750
                                                                                                     ------------
                TURKEY - 1.5%
    1,380,000   Turkey Government Bond,
                   Inflation Adjusted Bond (TRY) (e) .........................   10.00%   02/15/12      1,171,888
      450,000   Turkey Government Bond (TRY) .................................   16.00%   03/07/12        330,544
                                                                                                     ------------
                                                                                                        1,502,432
                                                                                                     ------------
                UKRAINE - 3.7%
      800,000   Alfa Bank Ukraine (USD) ......................................    9.75%   12/22/09        697,040
    1,070,000   EX-IM Bank of Ukraine (USD) ..................................    7.65%   09/07/11        828,568
    4,000,000   JSCB Ukrsotsbank, Credit Linked Note (USD) (f) ...............   12.00%   10/15/12        798,361
      500,000   UBS AG Jersey Branch (USD) ...................................    9.13%   06/21/10        403,000
    1,480,000   Ukraine Government International Bond (USD) ..................    6.75%   11/14/17      1,048,743
                                                                                                     ------------
                                                                                                        3,775,712
                                                                                                     ------------
                URUGUAY - 4.2%
      380,000   Republic of Uruguay (USD) ....................................    8.00%   11/18/22        380,665
      570,000   Republic of Uruguay (USD) ....................................    7.88%   01/15/33        550,050
    1,280,000   Republic Orient Uruguay (USD) ................................    7.63%   03/21/36      1,206,400


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  PRINCIPAL
   VALUE
   (LOCAL                                                                                  STATED       VALUE
  CURRENCY)                               DESCRIPTION                            COUPON   MATURITY   (US DOLLARS)
-------------   --------------------------------------------------------------   ------   --------   ------------
BONDS AND NOTES (b) - (CONTINUED)
                URUGUAY - (CONTINUED)
   37,710,000   Republic Orient Uruguay
                   Inflation Adjusted Bond (UYU) (e) .........................    5.00%   09/14/18   $  1,784,818
    8,560,000   Republic Orient Uruguay
                   Inflation Adjusted Bond (UYU) (e) .........................    4.25%   04/05/27        350,087
                                                                                                     ------------
                                                                                                        4,272,020
                                                                                                     ------------
                VENEZUELA - 4.1%
      240,000   Bolivarian Republic of Venezuela (USD) .......................    9.00%   05/07/23        163,800
    2,360,000   Petroleos de Venezuela S.A. (USD) ............................    5.25%   04/12/17      1,280,300
      191,000   Republic of Venezuela (USD) ..................................   10.75%   09/19/13        170,945
    1,045,000   Republic of Venezuela (USD) ..................................    8.50%   10/08/14        829,260
    2,680,000   Republic of Venezuela (USD) ..................................    5.75%   02/26/16      1,755,400
                                                                                                     ------------
                                                                                                        4,199,705
                                                                                                     ------------
                TOTAL BONDS AND NOTES ........................................                         68,989,842
                (Cost $76,575,552)                                                                   ------------


   SHARES                                           DESCRIPTION                                         VALUE
-------------   ----------------------------------------------------------------------------------   ------------
COMMON STOCKS - 45.1%
                ARGENTINA - 0.8%
       23,000   Tenaris S.A., ADR ................................................................        857,670
                                                                                                     ------------
                BRAZIL - 7.5%
       78,450   Banco Bradesco S.A., ADR .........................................................      1,263,045
       84,000   Companhia Vale do Rio Doce, ADR ..................................................      1,486,800
       78,000   Lojas Renner S.A. ................................................................        909,570
       37,000   Petroleo Brasileiro S.A., ADR ....................................................      1,384,540
       43,000   Souza Cruz S.A. ..................................................................      1,017,095
       28,000   Telecomunicacoes de Sao Paulo S.A. ...............................................        570,918
       38,000   Ultrapar Participacoes S.A., Preference Shares ...................................        978,706
                                                                                                     ------------
                                                                                                        7,610,674
                                                                                                     ------------
                CHILE - 1.1%
       27,000   Banco Santander Chile S.A., ADR ..................................................      1,155,330
                                                                                                     ------------
                CHINA - 4.9%
      110,000   China Mobile Ltd. ................................................................      1,101,940
       90,000   CLP Holdings Ltd. ................................................................         726,004
      350,000   Dah Sing Banking Group Ltd. ......................................................         363,218
      200,000   Hang Lung Group Ltd. .............................................................         633,525
      920,000   PetroChina Company Ltd., H Shares ................................................        955,044
      700,000   Swire Pacific Ltd., B Shares .....................................................      1,211,315
                                                                                                     ------------
                                                                                                        4,991,046
                                                                                                     ------------
                CZECH REPUBLIC - 1.1%
        9,000   Erste Bank der Oesterreichischen Sparkassen AG ...................................        459,306
        3,000   Komercni Banka AS ................................................................        677,853
                                                                                                     ------------
                                                                                                        1,137,159
                                                                                                     ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

   SHARES                                           DESCRIPTION                                         VALUE
-------------   ----------------------------------------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
                HUNGARY - 0.9%
        5,300   Richter Gedeon, Sponsored GDR ....................................................   $    958,538
                                                                                                     ------------
                INDIA - 3.6%
       60,000   Gail India Ltd. ..................................................................        529,822
       20,000   GlaxoSmithKline Pharmaceuticals Ltd. .............................................        509,938
       13,000   Grasim Industries Ltd. ...........................................................        474,473
       40,000   Hero Honda Motors Ltd. ...........................................................        751,053
       11,500   Housing Development Finance Corp. Ltd. ...........................................        534,822
       38,000   ICICI Bank Ltd. ..................................................................        437,643
       74,000   Satyam Computer Services Ltd. ....................................................        476,783
                                                                                                     ------------
                                                                                                        3,714,534
                                                                                                     ------------
                INDONESIA - 2.0%
      350,000   PT Astra International Tbk .......................................................        624,316
    1,800,000   PT Unilever Indonesia Tbk ........................................................      1,422,485
                                                                                                     ------------
                                                                                                        2,046,801
                                                                                                     ------------
                MALAYSIA - 2.1%
       85,000   British American Tobacco Malaysia Berhad .........................................      1,027,083
      395,000   Public Bank Berhad ...............................................................      1,148,892
                                                                                                     ------------
                                                                                                        2,175,975
                                                                                                     ------------
                MEXICO - 5.0%
       37,900   Fomento Economico Mexicano, S.A.B. de C.V., Sponsored ADR ........................      1,445,506
       40,000   Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR ........................        480,400
      361,000   Grupo Continental, S.A.B. ........................................................        773,065
      324,000   Grupo Financiero Banorte, S.A.B. de C.V., O Shares ...............................      1,033,932
      274,000   Kimberly-Clark de Mexico, S.A.B. de C.V., A Shares ...............................      1,190,052
      390,000   SARE Holding S.A.B de C.V., B Shares (g) .........................................        156,549
                                                                                                     ------------
                                                                                                        5,079,504
                                                                                                     ------------
                PHILIPPINES - 1.1%
    1,164,000   Bank of the Philippine Islands ...................................................      1,149,257
                                                                                                     ------------
                QATAR - 0.7%
       16,000   Qatar Insurance Company ..........................................................        740,808
                                                                                                     ------------
                RUSSIA - 0.8%
       14,500   LUKOIL, ADR ......................................................................        848,250
                                                                                                     ------------
                SOUTH AFRICA - 2.4%
      184,428   Massmart Holdings Ltd. ...........................................................      1,688,375
      216,665   Truworths International Ltd. .....................................................        771,463
                                                                                                     ------------
                                                                                                        2,459,838
                                                                                                     ------------
                SOUTH KOREA - 2.8%
       55,000   Pusan Bank .......................................................................        496,831
        6,300   Samsung Electronics Company Ltd., Preference Shares ..............................      1,986,637
          850   Shinsegae Company Ltd. ...........................................................        401,184
                                                                                                     ------------
                                                                                                        2,884,652
                                                                                                     ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

   SHARES                                           DESCRIPTION                                         VALUE
-------------   ----------------------------------------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
                TAIWAN - 3.5%
      855,000   Fubon Financial Holdings Company, Ltd. ...........................................   $    618,705
      946,450   Taiwan Mobile Company, Ltd. ......................................................      1,517,038
      827,750   Taiwan Semiconductor Manufacturing Company, Ltd. .................................      1,388,163
                                                                                                     ------------
                                                                                                        3,523,906
                                                                                                     ------------
                THAILAND - 1.7%
      250,000   PTT Exploration and Production Public Company Ltd. ...............................        937,685
      200,000   Siam Cement Public (The) Company Ltd. ............................................        797,411
                                                                                                     ------------
                                                                                                        1,735,096
                                                                                                     ------------
                TURKEY - 2.6%
      344,000   Aksigorta AS .....................................................................      1,171,740
       27,000   Bim Birlesik Magazalar AS ........................................................        837,554
      156,000   Cimsa Cimento Sanayi ve Ticaret AS ...............................................        600,386
                                                                                                     ------------
                                                                                                        2,609,680
                                                                                                     ------------
                UNITED KINGDOM - 0.5%
       20,000   Standard Chartered PLC ...........................................................        492,109
                                                                                                     ------------
                TOTAL COMMON STOCKS ..............................................................     46,170,827
                (Cost $46,877,930)                                                                   ------------

                TOTAL INVESTMENTS - 112.6% .......................................................    115,160,669
                (Cost $123,453,482) (h)
                LOAN OUTSTANDING - (16.6)% .......................................................    (17,000,000)
                NET OTHER ASSETS AND LIABILITIES - 4.0% ..........................................      4,139,978
                                                                                                     ------------
                NET ASSETS - 100.0% ..............................................................   $102,300,647
                                                                                                     ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(c) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2008.

(d) Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at September 30, 2008.

(e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(f) Credit linked notes are structured securities whose principal and interest payments are contingent on the performance of specified borrower companies, or reference securities (See Note 1C - Credit Linked Notes in the Notes to Quarterly Portfolio of Investments).

(g)  Non-income producing security.

(h) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,502,363 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,795,176.

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

ADR   American Depositary Receipt
GDR   Global Depositary Receipt
RSB   Russian Standard Bank

Currency

ARS   Argentine Peso
BRL   Brazilian Real
COP   Colombian Peso
EGP   Egyptian Pound
IDR   Indonesian Rupiah
MXN   Mexican Peso
NGN   Nigerian Naira
PEN   Peruvian New Sol
RUB   Russian Ruble
TRY   Turkish Lira
USD   United States Dollar
UYU   Uruguayan Peso

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                         INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                        IN SECURITIES   INSTRUMENTS (a)
----------------                                        -------------   ---------------
Level 1 - Quoted Prices - Investments ..............     $ 46,170,827       $786,756
Level 2 - Other Significant Observable Inputs ......       68,989,842             --
Level 3 - Significant Unobservable Inputs ..........               --             --
                                                         ------------       --------
TOTAL ..............................................     $115,160,669       $786,756
                                                         ============       ========

(a) Other financial instruments are forward foreign currency contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the contracts.

                                            % OF TOTAL
INDUSTRY CLASSIFICATION                    INVESTMENTS
-----------------------                    -----------
Government Bonds and Notes                     42.4%
Commercial Banks                               10.2
Diversified Financial Services                  6.7
Oil, Gas & Consumable Fuels                     4.7
Semiconductors & Semiconductor Equipment        2.9
Food & Staples Retailing                        2.5
Beverages                                       2.5
Household Durables                              2.5
Wireless Telecommunication Services             2.3
Metals & Mining                                 2.1
Tobacco                                         1.8
Electric Utilities                              1.7
Insurance                                       1.7
Multiline Retail                                1.6
Construction Materials                          1.6
Real Estate Management & Development            1.6
Specialty Retail                                1.5
Diversified Telecommunication Services          1.3
Pharmaceuticals                                 1.3
Automobiles                                     1.2
Other                                           5.9
                                              -----
   Total                                      100.0%
                                              =====

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2008 (UNAUDITED)

                   FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE

                                                                 NET            NET
                                                             UNREALIZED     UNREALIZED
                                                   IN       APPRECIATION   DEPRECIATION
EXPIRATION         LOCAL           VALUE IN     EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE         CURRENCY (a)        U.S. $     FOR U.S. $      U.S. $         U.S. $
----------   ------------------   ----------   ----------   ------------   ------------
11/10/08     ARS      3,840,000   $1,197,711   $1,232,745      $   --       $ (35,034)
11/10/08     BRL      3,963,000    2,064,537    2,408,619          --        (344,082)
10/16/08     TRY      1,910,000    1,496,639    1,520,401          --         (23,762)
                                                               ------       ---------
                                                               $_____       $(402,878)
                                                               ------       ---------

              FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                          CONTRACTS TO DELIVER

                                                                NET            NET
                                                             UNREALIZED     UNREALIZED
                                                   IN       APPRECIATION   DEPRECIATION
EXPIRATION         LOCAL           VALUE IN     EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE         CURRENCY (a)        U.S. $     FOR U.S. $      U.S. $          U.S. $
----------   ------------------   ----------   ----------   ------------   ------------
11/10/08     ARS      3,840,000   $1,197,711   $1,230,572    $   32,861     $      --
11/10/08     BRL      6,889,000    3,588,846    4,164,550       575,704            --
11/10/08     COP  3,267,714,000    1,482,113    1,836,826       354,713            --
11/10/08     EGP      2,972,000      537,859      551,832        13,973            --
11/10/08     IDR  7,172,153,000      756,038      743,228            --       (12,810)
10/16/08     MXN     29,942,000    2,731,909    2,896,772       164,863            --
11/10/08     PEN      1,599,000      534,543      532,645            --        (1,898)
11/10/08     RUB     45,969,000    1,781,542    1,838,797        57,255            --
10/16/08     TRY      2,475,000    1,939,362    1,944,335         4,973            --
                                                             ----------     ---------
                                                             $1,204,342     $ (14,708)
                                                             ----------     ---------
Unrealized Appreciation (Depreciation) ..................    $1,204,342     $(417,586)
                                                             ==========     =========
Net Unrealized Appreciation (Depreciation) ..............                   $ 786,756
                                                                            =========

(a)  Please see page 7 for currency descriptions.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2008 (UNAUDITED)

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days when purchased are valued on an amortized cost basis.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At September 30, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2008 (UNAUDITED)

C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in Net Other Assets and Liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date    November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

DateDate    November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*           /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                                    Mark R. Bradley, Treasurer, Controller,
                                    Chief Financial Officer and Chief Accounting
                                    Officer (principal financial officer)

DateDate    November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.